UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-(03421)

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account—10

Address of principal executive offices:	Gateway Center 3
100 Mulberry Street
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan Shain
Gateway Center 3
100 Mulberry Street
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	December 31, 2003

Date of reporting period:	June 30, 2003

Item 1—Reports to Stockholders

[SHAREHOLDER REPORT TO BE INSERTED HERE IN THE EDGAR VERSION]

Prudential MEDLEY Program

Semiannual Report to Participants

June 30, 2003

The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102-3777
A Prudential Financial company

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The MEDLEY Program and current performance results. The performance results show historical investment performance after the deduction of investment management fees, investment-related expenses, and any product charges, including the maximum possible withdrawal charges.

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ, 07102-3777 and distributed by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies. Each company is solely responsible for its own respective financial conditions and contractual obligations. Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

This report includes the financial statements of the VCA-10, Capital Growth Account; VCA-11, Money Market Account; and The Prudential Series Fund, Inc.

This report does not include separate account financials for the VCA-24 Subaccounts. If you would like separate account financial statements as of June 30, 2003, please call the telephone number on the inside back cover of this report.

The accompanying financial statements as of June 30, 2003, were not audited and accordingly, no opinion is expressed on them.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details.

The Prudential MEDLEY Program	Semiannual Report	June 30, 2003

Table of Contents

Letter to Participants

VCA-10    CAPITAL GROWTH ACCOUNT

VCA-11    MONEY MARKET ACCOUNT

VCA-24    THE PRUDENTIAL SERIES FUND, INC. PORTFOLIO PERFORMANCE

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Stock Index Portfolio

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your life variable insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential MEDLEY Program	Semiannual Report	June 30, 2003

Letter to Participants

■  DEAR PARTICIPANT,

A more optimistic tone characterized the financial markets in the second quarter of 2003. In fact, it was the best quarter in 4 1/2 years for both the U.S. stock market and markets outside the United States, even as the long-standing bond market rally persisted.

The market rallies were very welcome after the long bear market. In general, investors should expect both good and bad markets within any extended time span. Good financial planning takes this into account by diversifying your portfolio with an asset allocation that is appropriate to your stage in life and your tolerance for the possibility of loss.

A financial professional can help you create a complete picture of the potential demands on your resources. Moreover, financial professionals are familiar with the long-term returns and historical volatility of various asset classes. Together, you and your financial professional can plan an investment program that takes into account your reasons for investing, the time you have to reach your goals, and the amount of risk you feel comfortable assuming.

On behalf of Prudential Financial, I would like to thank you for your confidence in our products. We look forward to continuing to serve your investment needs.

Sincerely,

David R. Odenath, Jr.

Chairman,

The Prudential Series Fund, Inc.

CHAIRMAN DAVID R. ODENATH, JR.
The Prudential Variable Contract Accounts VCA-10 & VCA-11 July 31, 2003

Prudential Variable Contract Account -10, -11

Average Annual Total Returns

(For the period ended June 30, 2003)

Variable Contract Account-101

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	10-Year

Capital Growth Account (VCA-10)	12.64	0.00	–5.51	–5.56	6.42
S&P 500 Index[3]	11.75	0.25	–11.19	–1.61	10.04
Lipper (VIP) Multi-Cap Value Funds Average[5]	12.33	–0.50	0.42	1.64	9.72

Portfolio’s inception date: 08/1982.

Variable Contract Account-11[1] Average Annual Total Returns (%)	7-day Current Net Yield[2]	6-Month	1-Year	3-Year	5-Year	10-Year

Money Market Account (VCA-11)	0.22%	0.19	0.62	2.50	3.38	3.87
Citigroup 3-Month Treasury Bill Index[4]	N/A	0.59	1.41	3.15	3.89	4.41

Portfolio’s inception date: 08/1982.

1 Past performance cannot guarantee comparable future results. The Account performance results are after the deduction of all expenses and contract charges including investment management and administrative fees, but not including the effect of any sales charges. All total returns are for the periods indicated and are calculated based on changes in unit values. Investment return and principal value of the Account will fluctuate resulting in a value which may at any time, including the time of the withdrawal of the cash value, be more or less than the total principal investment made. Six-month returns are not annualized.

2 For current yields on the Money Market Account, please call (800) 458-6333. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in the Account.

3 S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market.

4 The Citigroup 3-Month Treasury Bill Index is an index whereby equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value.

5 Lipper (VIP) Funds Averages are calculated by Lipper Analytical Services, Inc., and reflect the investment return of certain portfolios underlying variable life and annuity products. These returns are net of investment fees and fund expenses, but not product charges.

Investors cannot invest directly in a market index or average.

Source: Prudential Investments LLC and Lipper Inc. with the exception of Citigroup 3-Month Treasury Bill Index (Citigroup).

FINANCIAL STATEMENTS OF

VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2003

LONG-TERM INVESTMENTS — 98.2%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace/Defense — 3.0%
Lockheed Martin Corp.	66,800	$3,177,676
Northrop Grumman Corp.	44,100	3,805,389

		6,983,065

Automobiles — 0.2%
Harley-Davidson, Inc.	14,600	581,956

Biotechnology — 4.0%
Amgen, Inc.(a)	63,400	4,246,532
Gilead Sciences, Inc.(a)	49,000	2,723,420
MedImmune, Inc.(a)	64,800	2,356,776

		9,326,728

Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)	29,200	2,445,500
Merrill Lynch & Co., Inc.	55,300	2,581,404

		5,026,904

Chemicals — 1.0%
Agrium, Inc.	212,000	2,323,520

Commercial Banks — 1.1%
Bank One Corp.	71,000	2,639,779

Communications Equipment — 2.2%
Cisco Systems, Inc.(a)	135,500	2,247,945
Nokia Oyi ADR (Finland)	170,100	2,794,743

		5,042,688

Computers & Peripherals — 3.6%
Hewlett-Packard Co.	292,330	6,226,629
International Business Machines Corp.	26,300	2,169,750

		8,396,379

Consumer Finance — 2.5%
American Express Co.	116,000	4,849,960
SLM Corp.	25,500	998,835

		5,848,795

Containers & Packaging — 1.3%
Temple-Inland, Inc.	67,700	2,905,007

Diversified Financial Services — 1.2%
Citigroup, Inc.	63,630	2,723,364

Diversified Telecommunication Services — 2.9%
BellSouth Corp.	168,600	4,489,818
SBC Communications, Inc.	87,400	2,233,070

		6,722,888

Electric Utilities — 4.7%
Constellation Energy Group, Inc.	74,300	2,548,490
Dominion Resources, Inc.	46,900	3,014,263
FirstEnergy Corp.	67,800	2,606,910
TXU Corp.	122,800	2,756,860

		10,926,523

Electrical Equipment
Carbide/Graphite Group, Inc. (The)(a)	323,100	32

Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc.(a)	68,100	1,331,355

Energy Equipment & Services — 6.5%
BJ Services Co.(a)	95,500	3,567,880
ENSCO International, Inc.	96,100	2,585,090
Schlumberger Ltd.	47,400	2,254,818
Transocean, Inc.(a)	109,700	2,410,109
Weatherford International Ltd. ADR (Bermuda)(a)	99,000	4,148,100

		14,965,997

Food & Staples Retailing — 2.0%
Wal-Mart Stores, Inc.	85,700	4,599,519

Health Care Equipment & Supplies — 0.5%
Medtronic, Inc.	22,100	1,060,137

Hotels Restaurants & Leisure — 1.6%
Marriott International, Inc.—Cl. A	36,400	1,398,488
Wendy’s International, Inc.	76,600	2,219,102

		3,617,590

Household Products — 1.0%
Kimberly-Clark Corp.	44,900	2,341,086

Industrial Conglomerates — 4.2%
3M Co.	23,400	3,018,132
Companhia Vale do Rio Doce ADR (Brazil)	138,400	4,103,560
Tyco International Ltd. (Bermuda)	133,200	2,528,136

		9,649,828

Insurance — 6.5%
American International Group, Inc.	49,200	2,714,856
Hartford Financial Services Group Inc. (The)	58,300	2,935,988
Loews Corp.	103,700	4,903,973
XL Capital Ltd.—Cl. A (Bermuda)	54,014	4,483,162

		15,037,979

Internet & Catalog Retail — 0.7%
InterActiveCorp.(a)	41,900	1,657,983

IT Services — 0.5%
Paychex, Inc.	39,600	1,160,676

Media — 4.8%
Clear Channel Communications, Inc.	44,700	1,894,833
New York Times Co. (The)—Cl. A	26,700	1,214,850
Omnicom Group, Inc.	35,600	2,552,520
Univision Communications, Inc.—Cl. A(a)	38,400	1,167,360
Viacom, Inc.—Cl. B	96,200	4,200,092

		11,029,655

Metals & Mining — 6.7%
Alcoa, Inc.	136,600	3,483,300
Freeport-McMoRan Cooper & Gold, Inc.—Cl. B	293,500	7,190,750
Newmont Mining Corp.	152,600	4,953,396

		15,627,446

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF

VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2003

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Office Electronics — 1.5%
Xerox Corp.(a)	344,000	$3,642,960

Oil & Gas — 5.9%
Apache Corp.	34,545	2,247,498
Kerr-McGee Corp.	54,437	2,438,778
Suncor Energy, Inc. (Canada)	208,400	3,901,248
Total Fina Elf S.A. ADR (France)	66,500	5,040,700

		13,628,224

Paper & Forest Products — 0.9%
International Paper Co.	58,000	2,072,340

Personal Products — 1.0%
Avon Products, Inc.	37,700	2,344,940

Pharmaceuticals — 9.2%
Abbott Laboratories	105,885	4,633,528
Allergan, Inc.	39,700	3,060,870
AstraZeneca PLC ADR (United Kingdom)	52,300	2,132,271
Johnson & Johnson	48,800	2,522,960
Pfizer, Inc.	97,040	3,313,916
Sepracor, Inc.(a)	118,600	2,138,358
Teva Pharmaceutical Industries Ltd. ADR (Israel)	64,100	3,649,213

		21,451,116

Semiconductors & Semiconductor Equipment — 6.7%
Altera Corp.(a)	138,200	2,266,480
Applied Materials, Inc.(a)	42,700	677,222
Intel Corp.	201,400	4,185,898
Novellus Systems, Inc. (Canada)(a)	69,200	2,534,173
STMicroelectronics N.V. ADR (Switzerland)	126,700	2,634,093
Texas Instruments, Inc.	180,000	3,168,000

		15,465,866

Software — 3.7%
Microsoft Corp.	249,900	6,399,939
SAP AG ADR (Germany)	79,200	2,314,224

		8,714,163

Specialty Retail — 1.4%
CarMax, Inc.(a)	109,228	3,293,224

Tobacco — 1.1%
Altria Group, Inc.	56,400	2,562,816

Wireless Telecommunication Services — 1.3%
Vodafone Group PLC ADR (United Kingdom)	149,600	2,939,640

TOTAL LONG-TERM INVESTMENTS — 98.2%
(cost: $210,963,046)		$227,642,168

SHORT-TERM INVESTMENTS — 2.4%	Shares	Value (Note 2)
MUTUAL FUND — 2.4%
Prudential Core Investment Fund-Taxable Money Market Series	5,477,495	$5,477,495

OUTSTANDING OPTIONS PURCHASED(a)	Contracts
Call Option
AstraZeneca,expiring 7/03/03 @10.00	138	(124)
Put Option
AstraZeneca,expiring 7/03/03 @45.00	138	12,944

		12,820

TOTAL SHORT-TERM INVESTMENTS — 2.4%
(cost: $5,482,325; Note 4)		5,490,315

TOTAL INVESTMENTS — 100.6%
(cost: $216,445,371)		233,132,483

OTHER ASSETS, LESS LIABILITIES — (0.6)%
Cash		200
Dividends and Interest Receivable		253,166
Receivable for Investments Sold		710,458
Receivable for Pending Capital Transactions		58,749
Payable for Investments Purchased		(2,360,164)

LIABILITIES IN EXCESS OF OTHER ASSETS		(1,337,591)

NET ASSETS — 100%		$231,794,892

NET ASSETS, representing:
Equity of Participants — 40,229,340 Accumulation Units at an Accumulation Unit Value of $5.7330		230,619,270
Equity of The Prudential Insurance Company of America		1,175,622

		$231,794,892

The following abbreviation is used in portfolio descriptions:

    ADR        American Depository Receipt

(a)  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF

VCA-10

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $29,710 foreign withholding tax)	$1,724,409

EXPENSES
Fees Charged to Participants for Investment Management Fee	262,904
Fees Charged to Participants for Administrative Expenses	789,966

Total Expenses	1,052,870

NET INVESTMENT INCOME	671,539

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized Loss on Investment Transactions	(11,354,840)
Increase in Unrealized Appreciation/Depreciation on Investments	36,705,897

NET GAIN ON INVESTMENTS	25,351,057

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,022,596

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002

NET OPERATIONS
Net Investment Income	$671,539	$856,673
Net Realized Loss on Investments	(11,354,840)	(29,680,604)
Change In Unrealized Appreciation/Depreciation on Investments	36,705,897	(40,379,672)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,022,596	(69,203,603)

CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	6,690,102	30,559,536
Withdrawals and Transfers Out	(13,863,660)	(43,136,251)
Annual Account Charges Deducted from Participants’ Accounts	(3,618)	(67,418)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(7,177,176)	(12,644,133)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	9,612	(69,711)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,855,032	(81,917,447)

NET ASSETS
Beginning of period	212,939,860	294,857,307

End of period	$231,794,892	$212,939,860

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR

VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the year)

	Six Months Ended June 30,	Year Ended December 31,

	2003	2002	2001	2000	1999	1998

Investment Income	$ .0422	$.0760	$.0963	$.1108	$.1232	$.0956

Expenses
For investment management fee	(.0065)	(.0143)	(.0172)	(.0173)	(.0172)	(.0177)
For administrative expenses	(.0191)	(.0429)	(.0511)	(.0515)	(.0513)	(.0530)

Net Investment Income	.0166	.0188	.0280	.0420	.0547	.0249

Capital Changes
Net realized gain (loss) on investments	(.2734)	(.6619)	(.5812)	.4789	.2537	.8002
Net change in unrealized appreciation (depreciation) on investments	.9002	(.8691)	(.2203)	.0322	(.2814)	(1.0426)

Net Increase (Decrease) in Unit Accumulation Value	.6434	(1.5122)	(.7735)	.5531	.0270	(.2175)

Accumulation Unit Value
Beginning of period	5.0896	6.6018	7.3753	6.8222	6.7952	7.0127
End of period	$5.7330	$5.0896	$6.6018	$7.3753	$6.8222	$6.7952

Total Return**	12.64%	(22.91)%	(10.49)%	8.10%	.40%	(3.10)%

Ratio of Expenses To Average Net Assets***	1.00%†	1.00%	1.00%	1.00%	1.00%	1.00%

Ratio of Net Investment Income To Average Net Assets***	.64%†	.33%	.40%	.60%	.79%	.36%

Portfolio Turnover Rate	29%††	70%	79%	77%	82%	49%

Number of Units Outstanding
For Participants at end of period (000’s omitted)	40,229	41,632	44,444	50,430	63,330	80,431

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported. Total returns for periods less than one year are not annualized.
***	These calculations exclude Prudential’s equity in VCA-10.
†	Annualized.
††	Not annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“Prudential”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because Prudential assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Any security for which a reliable market quotation is unavailable is valued at fair value by a Valuation Committee appointed by the Account’s Committee Members.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income and realized and unrealized gain (losses) (other than administrative fees) are allocated to the Participants and Prudential on a daily basis in proportion to their respective ownership in VCA-10. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Options:    The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Written options involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of Prudential. Under the current provisions of the Internal Revenue Code, Prudential does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-10, is charged to the Account. Up to three quarters of the charge (0.75%) paid to Prudential, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. Prudential may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

Prudential, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc.

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by cancelling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate Prudential for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years of participation in the Program. For the six months ended June 30, 2003 and the year ended December 31, 2002, Prudential has advised the Account that it has received deferred sales charges of $691 and $4,859 respectively, imposed upon certain withdrawals from the Account.

Note 4:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2003, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $58,499,077 and $66,019,105, respectively.

Investment in the Core Funds:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2003, the Account earned $47,732, from the Series by investing its excess cash in the Series.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively, are as follows:

	Six Months Ended June 30, 2003	Year Ended December 31, 2002

Units issued	1,281,029	5,036,931

Units redeemed	(2,683,922)	(7,848,881)

Net decrease	(1,402,893)	(2,811,950)

Note 6:	Net Increase (Decrease) In Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) Prudential’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by Prudential.

Note 7:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the six months ended June 30, 2003, $360,968 in participant loans were withdrawn from VCA-10 and $222,655 of principal and interest was repaid to VCA-10. For the year ended December 31, 2002, $1,017,654 in participant loans were withdrawn from VCA-10 and $494,468 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the six months ended June 30, 2003, Prudential has advised the Account that it received $4,707 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

The Prudential MEDLEY Program

Board of Directors

DAVID R. ODENATH, JR.	W. SCOTT MCDONALD, JR., PH.D.
Chairman,	Vice President,
The Prudential Series Fund, Inc.	Kaludis Consulting Group
The Prudential Variable Contract
Accounts 10 and 11

SAUL K. FENSTER, PH.D.	JOSEPH WEBER, PH.D.
President,	Vice President,
New Jersey Institute of Technology	Interclass (international corporate learning)

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown. Please be sure to have your contract number available when you call.

(

(800) 458-6333

8 a.m. – 8 p.m. Eastern time

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semi-annual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report, based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

30 Scranton Office Park Scranton, PA 18507-1789		PRESORTED STANDARD U.S. POSTAGE PAID PRUDENTIAL

(Recycle Graphic)

Printed in the U.S.A.
IFS-A077689 MD.RS.011 Ed. 08/31/2003	on recycled paper

.

Item 2 — Code of Ethics — Not required in this filing

Item 3 — Audit Committee Financial Expert — Not required in this filing

Item 4 — Principal Accountant Fees and Services — Not required in this filing

Item 5 — Reserved

Item 6 — Reserved

Item 7 — Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies — Not required in this filing

Item 8 — Reserved

Item 9 — Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 — Exhibits

(a)	Code of Ethics — Not required in this filing

(b)	Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prudential Variable Contract Account 10

By:	/s/ Jonathan D. Shain
Jonathan D. Shain Secretary

Date:  August 26, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:  August 26, 2003

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:  August 26, 2003